DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments Disclosure [Abstract]
Derivative Financial Instruments Disclosure

9.       DERIVATIVE FINANCIAL INSTRUMENTS

The fair values of assets and liabilities associated with the Company's derivative financial instruments recorded in the consolidated balance sheet as of December 31, 2013 and 2012 consisted of the following (in millions):

	Assets		Liabilities
	December 31,		December 31,
	2013	2012	2013	2012
Interest rate swaps(a)(b)	$135	$295	$50	$1
Cross-currency swaps(a)(c)	321	112	—	—
Equity award reimbursement obligation(d)	—	—	11	19
Total	$456	$407	$61	$20

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  The Company's interest rate swap and cross-currency swap contracts with multiple counterparties are subject to contractual terms that provide for the net settlement of all such contracts with each counterparty through a single payment in the event of default on or termination of any one contract by either party. The fair values of assets and liabilities associated with interest rate swaps and cross-currency swaps are presented on a gross basis in the consolidated balance sheet and are classified as current or noncurrent based on the maturity date of the respective contract.
  Of the total amount of interest rate swap assets recorded as of December 31, 2013 and 2012, $8 million and $16 million, respectively, is recorded in other current assets in the consolidated balance sheet. The total amount of interest rate swap liabilities recorded as of December 31, 2013 and 2012, is recorded in other liabilities in the consolidated balance sheet.
  The fair values of the assets and liabilities associated with cross-currency swaps are recorded in other assets and other liabilities, respectively, in the consolidated balance sheet.
  The fair value of the equity award reimbursement obligation is recorded in other current liabilities in the consolidated balance sheet.

Fair Value Hedges

The Company uses interest rate swaps to manage interest rate risk by effectively converting fixed-rate debt into variable-rate debt. Under such contracts, the Company is entitled to receive semi-annual interest payments at fixed rates and is required to make semi-annual interest payments at variable rates, without exchange of the underlying principal amount. Such contracts are designated as fair value hedges. The Company recognizes no gain or loss related to its interest rate swaps because the changes in the fair values of such instruments are completely offset by the changes in the fair values of the hedged fixed-rate debt. The following table summarizes the terms of the Company's existing fixed to variable interest rate swaps as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Maturities	2014-2019	2013-2018
Notional amount (in millions)	$7,850	$7,750
Weighted-average pay rate (variable based on LIBOR plus variable margins)	4.89%	4.35%
Weighted-average receive rate (fixed)	6.86%	6.43%

The notional amounts of interest rate instruments, as presented in the above table, are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss.

Cash Flow Hedges

The Company uses cross-currency swaps to manage foreign exchange risk related to foreign currency denominated debt by effectively converting foreign currency denominated debt, including annual interest payments and the payment of principal at maturity, to U.S. dollar denominated debt. Such contracts are designated as cash flow hedges. The Company has entered into cross-currency swaps to effectively convert its £1.275 billion aggregate principal amount of fixed-rate British pound sterling denominated debt, including annual interest payments and the payment of principal at maturity, to fixed-rate U.S. dollar denominated debt. The cross-currency swaps have maturities of June 2031 and July 2042. The following table summarizes the deferred gain (loss) activity related to cash flow hedges recognized in accumulated other comprehensive income (loss), net, and reclassified into other income (expense), net, for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Deferred gains (losses) recognized:
Cross-currency swaps	$209	$179	$(67)
Other cash flow hedges	—	—	(4)
Total deferred gains (losses) recognized	209	179	(71)
Deferred (gains) losses reclassified into earnings:
Cross-currency swaps(a)	(39)	(76)	41
Total net deferred gains (losses) recognized	170	103	(30)
Income tax (provision) benefit	(66)	(40)	12
Total net deferred gains (losses) recognized, net of tax	$104	$63	$(18)

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  Deferred gains (losses) on cross-currency swaps were reclassified from accumulated other comprehensive income (loss), net, to other income (expense), net, which offsets the re-measurement gains (losses) recognized in other income (expense), net, on the British pound sterling denominated debt.

Any ineffectiveness related to the Company's cash flow hedges has been and is expected to be immaterial.

Equity Award Reimbursement Obligation

Prior to 2007, some of TWC's employees were granted options to purchase shares of Time Warner common stock in connection with their past employment with subsidiaries and affiliates of Time Warner, including TWC. Upon the exercise of Time Warner stock options held by TWC employees, TWC is obligated to reimburse Time Warner for the excess of the market price of Time Warner common stock on the day of exercise over the option exercise price (the “intrinsic” value of the award). The Company records the equity award reimbursement obligation at fair value, which is estimated using the Black-Scholes model, in other current liabilities in the consolidated balance sheet. The change in the equity award reimbursement obligation fluctuates primarily with the fair value and expected volatility of Time Warner common stock and changes in fair value are recorded in other income (expense), net, in the period of change. As of December 31, 2013, the weighted-average remaining contractual term of outstanding Time Warner stock options held by TWC employees was 0.17 years. Changes in the fair value of the equity award reimbursement obligation are discussed in Note 10 below.